Annual Total Returns- JPMorgan Municipal Money Market Fund (Institutional Shares) [BarChart] - Institutional Shares - JPMorgan Municipal Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.13%	0.09%	0.02%	0.01%	0.01%	0.29%	0.69%	1.26%	1.32%	0.50%